Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Expected Useful Lives of Intangible Assets with a Limited Useful Life
The Group amortizes intangible assets with a limited useful life using the straight-line method over the following periods:

Expected useful life
• Trademarks and licenses	6 years
• Computer software	3-10 years

Summary of the Estimated Useful Lives, Estimated Residual Value Rate and Annual Depreciation Rate of Property, Plant and Equipment
Land and buildings comprise primarily office premises. The estimated useful lives, depreciation rate and estimated residual value rate of buildings, leasehold improvements, office furniture and equipment, computer and electronic equipment and motor vehicles are as follows:

Category	Expected useful life	Estimated residual value rate	Annual depreciation rate
Buildings	30 years	5%	3%
Office furniture and equipment	3-5 years	0%-5%	19%-33%
Computer and electronic equipment	2- 5 years	0%-5%	19%-50%
Motor vehicles	3- 5 years	5%-10%	18%-32%
Leasehold improvements	3- 5 years	0%	20%-33%